Summary prospectus supplement	August 23, 2011

Putnam Global Sector Fund Summary Prospectus dated February 28, 2011

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Aaron Cooper, Kelsey Chen, Timothy Codrington, Steven Curbow, Vivek Gandhi, George Gianarikas, David Morgan, John Morgan, Ferat Ongoren, Nathaniel Salter, Walter Scully, Christopher Stevo, and Michael Yogg.

Mr. Cooper joined the portfolio team in July 2011 and is Director of Global Equity Research.

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